Leases and Restricted Cash - Net Investments in Direct Financing Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Purchase price of each vessel	$ 194,255,000	$ 470,213,000	$ 39,894,000
Teekay Tangguh Joint Venture [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	20-year
Number of vessels	2
Minimum scheduled future revenues, capital lease, 2015	39,100,000
Minimum scheduled future revenues, capital lease, 2016	39,100,000
Minimum scheduled future revenues, capital lease, 2017	39,100,000
Minimum scheduled future revenues, capital lease, 2018	39,100,000
Minimum scheduled future revenues, capital lease, 2019	39,100,000
Awilco LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	Plus a one year extension option
Purchase price of each vessel	205,000,000	205,000,000
Number of vessels	2	2
Volume of vessels	155,900
Upfront fee	1,000,000	1,000,000
Upfront prepayment of charter for hire	51,000,000	51,000,000
Minimum scheduled future revenues, capital lease, 2015	32,800,000
Minimum scheduled future revenues, capital lease, 2016	35,900,000
Minimum scheduled future revenues, capital lease, 2017	165,000,000
Minimum scheduled future revenues, capital lease, 2018	134,600,000
Minimum scheduled future revenues, capital lease, 2019	$ 0
Awilco LNG Carriers [Member] | Maximum [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	five-year fixed-rate
Awilco LNG Carriers [Member] | Minimum [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	four-year fixed-rate